Digital Currencies (Details) - Schedule of additional information about digital currencies - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of additional information about digital currencies [Abstract]
Beginning balance	$ 1,539
Ending balance	1,539	1,539
Purchase of digital currencies		200,000
Utilization of digital currencies to settle service fee		(245,178)
Gain on use of digital currencies		$ 46,717